Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 595,409,585	$ 18,158,267	$ 581,914,471	$ 670,872,643
Interest income	1,883,518	57,442	1,513,407	654,747
Interest expense	(6,747,843)	(205,790)	(6,238,910)	(3,989,134)
Depreciation and amortization	(59,815,212)	(1,824,190)	(58,101,863)	(55,451,889)
Share of the profit or loss of associates and joint ventures	896,702	27,347	1,080,600	1,185,377
Impairment loss	(176,023)	(5,368)	(146,570)	(388,775)
Segment profit before income tax	41,733,373	1,272,747	42,611,823	81,763,628
Expenditures for segment assets	96,207,546	2,934,052	48,758,649	75,800,574
Investments accounted for using the equity method	20,423,340		19,678,314	14,679,346	$ 622,853
Contract assets	5,640,317		5,100,076	5,731,173	172,013
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	261,731,413	7,982,050	256,805,887	303,947,502
Interest income	223,222	6,808	188,704	109,148
Interest expense	(2,701,084)	(82,375)	(2,907,679)	(2,150,382)
Depreciation and amortization	(33,951,864)	(1,035,433)	(34,110,372)	(33,509,358)
Share of the profit or loss of associates and joint ventures	698,852	21,313	916,310	779,474
Impairment loss	(121,992)	(3,720)	(81,133)	(64,257)
Segment profit before income tax	28,948,970	882,859	25,405,636	51,824,439
Expenditures for segment assets	58,566,380	1,786,105	27,881,152	45,936,563
Investments accounted for using the equity method	15,422,237		15,159,266	10,341,203	470,334
Contract assets	4,337,297		4,066,174	4,869,541	132,275
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	54,561,480	1,663,967	49,879,923	55,960,182
Interest income	182,106	5,554	124,443	84,562
Interest expense	(766,292)	(23,370)	(720,145)	(463,043)
Depreciation and amortization	(17,457,538)	(532,404)	(16,173,653)	(14,901,939)
Share of the profit or loss of associates and joint ventures	53,574	1,634	134,667	81,627
Impairment loss	(2,845)	(87)	(65,437)	(105,169)
Segment profit before income tax	10,616,147	323,762	9,369,875	14,626,156
Expenditures for segment assets	31,397,079	957,520	13,664,416	21,765,965
Investments accounted for using the equity method	2,618,682		2,338,125	1,643,940	79,863
Contract assets	1,303,020		1,033,902	861,632	39,738
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	271,293,309	8,273,660	268,218,002	301,966,818
Interest income	1,409,437	42,984	1,087,121	418,507
Interest expense	(2,062,626)	(62,904)	(1,816,814)	(1,029,128)
Depreciation and amortization	(5,895,380)	(179,792)	(5,335,496)	(4,654,383)
Share of the profit or loss of associates and joint ventures	152,996	4,666	38,211	324,276
Impairment loss	(51,186)	(1,561)	0	(219,349)
Segment profit before income tax	7,594,473	231,609	9,216,053	14,368,179
Expenditures for segment assets	5,551,760	169,313	6,207,532	6,188,401
Investments accounted for using the equity method	2,355,629		2,160,112	2,694,203	71,840
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,823,383	238,590	7,010,659	8,998,141
Interest income	68,753	2,096	113,139	42,530
Interest expense	(1,217,841)	(37,141)	(794,272)	(346,581)
Depreciation and amortization	(2,510,430)	(76,561)	(2,482,342)	(2,386,209)
Share of the profit or loss of associates and joint ventures	(8,720)	(266)	(8,588)
Impairment loss	0	0
Segment profit before income tax	(5,426,217)	(165,483)	(1,379,741)	944,854
Expenditures for segment assets	692,327	21,114	1,005,549	1,909,645
Investments accounted for using the equity method	26,792		20,811		$ 816
Inter-group revenues [member]
Disclosure of operating segments [line items]
Operating revenue	0	0
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	5,829,221	177,774	4,550,622	6,940,878
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	420,691	12,830	447,279	524,387
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	35,110,458	1,070,767	26,639,833	35,533,226
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	6,536,547	199,346	6,776,002	9,080,132
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(47,896,917)	(1,460,717)	(38,413,736)	(52,078,623)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	643,306,502	19,618,984	620,328,207	722,951,266
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	267,560,634	8,159,824	261,356,509	310,888,380
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	54,982,171	1,676,796	50,327,202	56,484,569
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	306,403,767	9,344,427	294,857,835	337,500,044
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 14,359,930	$ 437,937	$ 13,786,661	$ 18,078,273